Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net loss	$ (2,738)	$ (1,550)
Add items not affecting cash
Share-based compensation	1,265	1,420
Deferred income tax benefit	(1,274)	(567)
Foreign exchange (gain) loss	(2,153)	2
Investment loss from Smackover Lithium	1,502	984
Fair value gain on Investment in Aqualung	(91)	(2,990)
Fair value loss (gain) on financial asset - FID	836	(741)
Amortization	126	332
Interest expense	4	10
Other	6	6
Net changes in non-cash working capital items:
Other current assets and receivables	(376)	(3,376)
Accounts payable and accrued liabilities	(2,790)	(30)
Net cash used in operating activities	(5,683)	(6,500)
Investing activities
Smackover Lithium capital contributions	(17,875)
Exploration and evaluation assets		(3)
Purchase of property, plant and equipment	(4)
Change in restricted cash	(11)	58
Patents		(20)
Net cash (used in) provided by investing activities	(17,890)	35
Financing activities
Proceeds from at-the-market equity program ("ATM")	10,821	7,197
Exercise of Options	1,839
Share issuance costs	(269)	(204)
Lease payments	(47)	(101)
Net cash provided by financing activities	12,344	6,892
Effect of exchange rates on cash	(72)	(35)
Net change in cash	(11,301)	392
Cash, beginning of period	152,314	31,177
Cash, end of period	$ 141,013	$ 31,569